SHORT TERM LOANS-UNRELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SHORT TERM LOANS-UNRELATED PARTIES

10. SHORT TERM LOANS-UNRELATED PARTIES

As of June 30, 2025 and December 31, 2024, short term loans from third parties for working capital purposes were as following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Third parties loans	6,872,111	6,561,136
Total	$6,872,111	$6,561,136

a) Third parties loans

Third parties loans as of June 30, 2025 and December 31, 2024 consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Ms. Xiuxia Wang	2,213,412	1,880,044
Mr. Hongshan Liu	568,038	564,330
Fujian Chuanzhiyuan Co, ltd	139,595	136,997
CISI Investment Limited	2,546,066	2,574,765
Ms. Xiaozhen Li	1,405,000	1,405,000
	$6,872,111	$6,561,136

On June 6 and December 29, 2023, the Company borrowed a revolving credit loan of RMB2.3 million (approximately $319,610) and RMB1.5 million (approximately $211,271 from Mr. Hongshan Liu, an unrelated party individual, bearing 8% per annum and payable on demand. RMB0.7 million (approximately $91,551) was repaid during the year ended December 31, 2023; RMB 50,000 (approximately $6,980) was repaid during the six months ended June 30, 2025.

On December 7, 2023, the Company borrowed two revolving credit loans of RMB5.0 million (approximately $704,235) from Ms. Xiuxia Wang, an unrelated individual, bearing 8% interest and payable on demand.

For the year ended December 31, 2024, the Company borrowed a total of RMB 0.5 million (approximately $68,500) on several occasions from Mr. Hongshan Liu, respectively, bearing 8% interest and payable on demand.

For the year ended December 31, 2024, the Company borrowed a total of RMB 10.71 million (approximately $1.5 million) on several occasions from Ms. Xiuxia Wang, bearing 8% per annum and payable on demand. RMB1.99 million (approximately $272,629) was repaid during the year ended December 31, 2024.

On December 30, 2024, the Company borrowed a revolving credit loan of RMB1 million (approximately $136,999) from Fujian Chuanzhiyuan Industrial Investment Co., Ltd., an unrelated party, bearing 8% per annum and payable on demand.

On February 22, 2024, May 7, 2024 and June 14, 2024, the Company borrowed a revolving credit loan of HKD10,000,000, HKD5,000,000 and HKD5,000,000 (approximately $1,282,051, $641,052 and $641,052) from CISI Investment Limited, a third party, bearing 10% per annum and payable on demand.

As of the merger date on November 21, 2024, the Company assumed liabilities of TMT upon completion of the merger, including a short-term, interest-free loan totaling $1,405,000 owed to a non-related party. The loan agreement does not stipulate a specific repayment timeline.

During six months ended June 30, 2025 the Company borrowed a total of RMB 2.3 million (approximately $322,045) on several occasions from Ms. Xiuxia Wang, bearing 8% interest and payable on demand. RMB 174,000 (approximately) $24,289 was repaid during the six months ended June 30, 2025.

Changes in loans were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance	$6,561,136	$1,143,565
Proceeds from third parties	322,045	935,551
Repayment of loans to third parties	(31,269)	(275,814)
Exchange difference	20,199	(31,065)
Ending balance	$6,872,111	$1,772,237

10. SHORT TERM LOANS-UNRELATED PARTIES

As of December 31, 2024 and 2023, short term loans from third parties for working capital purposes were as following:

	As of December 31, 2024	As of December 31, 2023
Third parties loans	6,561,136	1,143,565
Total	$6,561,136	$1,143,565

a) Third parties loans

Third parties loans as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Ms. Xiuxia Wang	1,880,044	704,235
Mr. Hongshan Liu	564,330	439,330
Fujian Chuanzhiyuan Co, ltd	136,997	-
CISI Investment Limited	2,574,765	-
Ms. Xiaozhen Li	1,405,000	-
	$6,561,136	$1,143,565

On June 6 and December 29, 2023 the Company borrowed a revolving credit loan of RMB2.3 million (approximately $319,610) and RMB1.5 million (approximately $211,271 from Mr. Hongshan Liu, an unrelated party individual, bearing 8% per annum and payable on demand. RMB0.7 million (approximately $91,551) was repaid during the year ended December 31, 2023.

On December 7, 2023, the Company borrowed two revolving credit loans of RMB5.0 million (approximately $704,235) from Ms. Xiuxia Wang, an unrelated individuals, bearing 8% interest and payable on demand.

For the year ended December 31, 2024, the Company borrowed a total of RMB 0.5 million (approximately $68,500) on several occasions from Mr. Hongshan Liu, respectively, bearing 8% interest and payable on demand.

For the year ended December 31, 2024, the Company borrowed a total of RMB 10.71 million (approximately $1.5 million) on several occasions from Ms. Xiuxia Wang, bearing 8% per annum and payable on demand. RMB1.99 million (approximately $272,629) was repaid during the year ended December 31, 2024.

On December 30, 2024, the Company borrowed a revolving credit loan of RMB1 million (approximately $136,999) from Fujian Chuanzhiyuan Industrial Investment Co., Ltd., an unrelated party, bearing 8% per annum and payable on demand.

On February 22, 2024, May 7, 2024 and June 14, 2024, the Company borrowed a revolving credit loan of HKD10,000,000, HKD5,000,000 and HKD5,000,000 (approximately $1,282,051, $641,052 and $641,052) from CISI Investment Limited, a third party, bearing 10% per annum and payable on demand.

As of the merger date on November 21, 2024, the Company assumed liabilities of TMT upon completion of the merger, including a short-term, interest-free loan totaling $1,405,000 owed to a non-related party. The loan agreement does not stipulate a specific repayment timeline.

During years ended December 31, 2024, 2023, and 2022, interest of $ 367,977, $39,737 and $287,429 were incurred on the Company’s loans from unrelated parties, respectively.

Changes in loans were as follows:

	For the Years ended December 31,
	2024	2023	2022
Beginning balance	$1,143,565	$2,305,283	$9,800,322
Proceeds from bank borrowings	-	-	742,969
Proceeds from factoring loan related to notes receivable	-	-	1,619,673
Proceeds from third parties	4,350,790	2,010,327	237,230
Repayments of bank borrowings	-	(706,108)	(5,052,192)
Loan forgiven by a third party	-	(388,088)	-
Repayment of loans to third parties	(526,703)	(475,632)	(4,442,437)
Maturity of bank acceptance notes	-	(1,539,316)	-
Loan acquired in the reverse recapitalization	1,425,229	-	-
Exchange difference	168,255	(62,901)	(600,282)
Ending balance	$6,561,136	$1,143,565	$2,305,283